Other financial Liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 08, 2016 installment	Apr. 30, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 08, 2016 item	Sep. 08, 2016 agreement	Sep. 08, 2016 EUR (€)
Categories of financial liabilities [abstract]
Non-Current									$ 29,094		$ 43,157
Current									34,802		23,382
Total									63,896		66,539
Financial Loans With Governments Agencies [Abstract]
Repayment of debt			$ 235,296	$ 329,501		$ 106,514
Financial Loans With Governments Agencies
Categories of financial liabilities [abstract]
Non-Current									29,094		33,557
Current									34,802		23,382
Total									63,896		56,939
Derivatives
Categories of financial liabilities [abstract]
Non-Current											9,600
Total											9,600
REINDUS Loan
Financial Loans With Governments Agencies [Abstract]
Financial liabilities, at fair value									$ 57,366
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial Loans With Governments Agencies [Abstract]
Number of loan agreements												2	2
Interest rate (as a percent)								3.55%	3.55%
Ferroatlantica, S.A.U. | Loan Number 1
Financial Loans With Governments Agencies [Abstract]
Loans received | €														€ 44,999
Number of loan installments | installment	7
Borrowings Term	10 years
Grace period at start of loan	3 years
Amortized cost								€ 44,824	$ 55,004	€ 44,765	$ 50,289
Ferroatlantica, S.A.U. | Loan Number 2
Financial Loans With Governments Agencies [Abstract]
Loans received | €														€ 26,909
Repayment of debt | €		€ 26,909

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.